Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule Of Prepayments And Other Current Assets
Prepaid service fees	$ 202,472	$ 1,000,744
Total	$ 202,472	$ 1,000,744